INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax expense computed at statutory rates, see (*) below	$ 67,154	$ 35,673	$ 20,398
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(46,012)	(24,683)	(15,046)
Change in valuation allowance, see Note 19F below	5,911	899	3,479
Permanent differences and other, net	(1,551)	(10,865)	(3,432)
Income tax expense	$ 25,502	$ 1,024	$ 5,399